PORTFOLIO OF INVESTMENTS
Columbia Seligman Semiconductor and Technology ETF
July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Seligman Semiconductor and Technology ETF | Third Quarter Report 2022 1
Notes to Portfolio of Investments
Common Stocks 99.3%
Issuer Shares Value ($)
Communication Services  1.9%
Interactive Media & Services 1.9%
Alphabet, Inc. Class C
(a)
2,250 262,440
Total Communication Services 262,440
Industrials  2.1%
Electrical Equipment 2.1%
Bloom Energy Corp. Class A
(a)
14,371 290,725
Total Industrials 290,725
Information Technology  95.3%
Electronic Equipment, Instruments & Components 2.3%
Advanced Energy Industries, Inc. 3,645 326,191
Semiconductors & Semiconductor Equipment 77.8%
Advanced Micro Devices, Inc.
(a)
1,047 98,910
Analog Devices, Inc. 3,705 637,112
Applied Materials, Inc. 4,449 471,505
Broadcom, Inc. 1,297 694,518
Diodes, Inc.
(a)
1,329 108,141
Entegris , Inc. 611 67,149
GLOBALFOUNDRIES, Inc.
(a)
9,558 492,046
Ichor Holdings Ltd.
(a)
2,236 69,897
indie Semiconductor, Inc. Class A
(a)
21,046 151,531
Intel Corp. 9,645 350,210
KLA Corp. 1,592 610,596
Lam Research Corp. 2,032 1,017,036
Marvell Technology, Inc. 9,246 514,817
MaxLinear , Inc.
(a)
2,114 85,427
Microchip Technology, Inc. 8,378 576,909
Micron Technology, Inc. 7,468 461,970
MKS Instruments, Inc. 791 93,496
NXP Semiconductors NV 2,913 535,642
ON Semiconductor Corp.
(a)
6,213 414,904
Qorvo , Inc.
(a)
3,981 414,303
QUALCOMM, Inc. 2,319 336,394
Rambus, Inc.
(a)
11,977 302,779
Common Stocks (continued)
Issuer Shares Value ($)
Semtech Corp.
(a)
1,195 74,484
Silicon Laboratories, Inc.
(a)
1,061 156,476
Skyworks Solutions, Inc. 2,112 229,955
SMART Global Holdings, Inc.
(a)
9,212 180,739
STMicroelectronics NV 5,838 221,494
Synaptics , Inc.
(a)
3,305 479,060
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 3,883 343,568
Teradyne, Inc. 4,814 485,684
Texas Instruments, Inc. 441 78,891
Tower Semiconductor Ltd.
(a)
6,405 306,543
Total 11,062,186
Software 8.9%
Cadence Design Systems, Inc.
(a)
2,655 494,042
Synopsys, Inc.
(a)
1,592 585,060
Xperi Holding Corp. 11,185 187,461
Total 1,266,563
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc. 2,928 475,829
Western Digital Corp.
(a)
8,727 428,496
Total 904,325
Total Information Technology 13,559,265
Total Common Stocks
(Cost $13,606,278) 14,112,430
Money Market Funds 0.8%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
1.475%
(b)
119,408 119,408
Total Money Market Funds
(Cost $119,408) 119,408
Total Investments in Securities
(Cost $13,725,686) 14,231,838
Other Assets & Liabilities, Net (7,340)
Net Assets 14,224,498
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
ADR American Depositary Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT321_10_M01_(09/22)
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